Fees and Expenses - Prospectus Summary	Dec. 31, 2025
NYLI VP American Century Sustainable Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP American Century Sustainable Equity Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.63%	0.63%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.05%	0.05%
Expenses (as a percentage of Assets)		0.68%	0.93%
[1]	The management fee is as follows: 0.63% on assets up to $500 million; 0.61% on assets from $500 million to $1 billion; and 0.585% on assets above $1 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP American Century Sustainable Equity Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 69	$ 95
Expense Example, with Redemption, 3 Years	218	296
Expense Example, with Redemption, 5 Years	379	515
Expense Example, with Redemption, 10 Years	$ 847	$ 1,143

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	26.00%
NYLI VP Candriam Emerging Markets Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Candriam Emerging Markets Equity Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.20%	0.20%
Expenses (as a percentage of Assets)		1.20%	1.45%
[1]	The management fee is as follows: 1.00% on assets up to $1 billion; and 0.975% on assets over $1 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Candriam Emerging Markets Equity Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 122	$ 148
Expense Example, with Redemption, 3 Years	381	459
Expense Example, with Redemption, 5 Years	660	792
Expense Example, with Redemption, 10 Years	$ 1,455	$ 1,735

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 185% of the average value of its portfolio.

Portfolio Turnover, Rate	185.00%
NYLI VP Dimensional U.S. Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Dimensional U.S. Equity Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.51%	0.51%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.03%	0.03%
Expenses (as a percentage of Assets)		0.54%	0.79%
[1]	The management fee is as follows: 0.52% on assets up to $500 million; 0.495% on assets from $500 million to $1 billion; 0.47% on assets from $1 billion to $3 billion; and 0.46% on assets over $3 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Dimensional U.S. Equity Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 55	$ 81
Expense Example, with Redemption, 3 Years	173	252
Expense Example, with Redemption, 5 Years	302	439
Expense Example, with Redemption, 10 Years	$ 677	$ 978

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	13.00%
NYLI VP Epoch U.S. Equity Yield Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Epoch U.S. Equity Yield Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.69%	0.69%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.04%	0.04%
Expenses (as a percentage of Assets)		0.73%	0.98%
Fee Waiver or Reimbursement	[2]	(0.05%)	(0.05%)
Net Expenses (as a percentage of Assets)	[2]	0.68%	0.93%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027	May 1, 2027
[1]	The management fee is as follows: 0.70% on assets up to $500 million; 0.68% on assets from $500 million to $1 billion; 0.66% on assets from $1 billion to $2 billion; and 0.65% on assets over $2 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Service Class shares do not exceed 0.93% of the Portfolio's average daily net assets. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Initial Class shares. This agreement will remain in effect until May 1, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Epoch U.S. Equity Yield Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 69	$ 95
Expense Example, with Redemption, 3 Years	228	307
Expense Example, with Redemption, 5 Years	401	537
Expense Example, with Redemption, 10 Years	$ 902	$ 1,197

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
NYLI VP Fidelity Institutional AM Utilities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Fidelity Institutional AM Utilities Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.64%	0.64%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.04%	0.04%
Expenses (as a percentage of Assets)		0.68%	0.93%
[1]	The management fee is as follows: 0.64% on assets up to $1 billion; 0.61% on assets from $1 billion to $3 billion; and 0.60% on assets over $3 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Fidelity Institutional AM Utilities Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 69	$ 95
Expense Example, with Redemption, 3 Years	218	296
Expense Example, with Redemption, 5 Years	379	515
Expense Example, with Redemption, 10 Years	$ 847	$ 1,143

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	99.00%
NYLI VP MFS Investors Trust Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP MFS Investors Trust Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.05%	0.05%
Expenses (as a percentage of Assets)		0.75%	1.00%
[1]	The management fee is as follows: 0.70% on assets up to $1 billion; 0.68% on assets between $1 billion and $2.5 billion; and 0.60% on assets over $2.5 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP MFS Investors Trust Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 77	$ 102
Expense Example, with Redemption, 3 Years	240	318
Expense Example, with Redemption, 5 Years	417	552
Expense Example, with Redemption, 10 Years	$ 930	$ 1,225

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%
NYLI VP MFS Research Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP MFS Research Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.06%	0.06%
Expenses (as a percentage of Assets)		0.76%	1.01%
[1]	The management fee is as follows: 0.70% on assets up to $2 billion; and 0.65% on assets over $2 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP MFS Research Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 78	$ 103
Expense Example, with Redemption, 3 Years	243	322
Expense Example, with Redemption, 5 Years	422	558
Expense Example, with Redemption, 10 Years	$ 942	$ 1,236

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	43.00%
NYLI VP Natural Resources Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Natural Resources Portfolio	Initial Class
Management Fees (as a percentage of Assets)	0.79%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.85%
[1]	The management fee is as follows: 0.79% on assets up to $1 billion; and 0.78% on assets over $1 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Natural Resources Portfolio	Initial Class USD ($)
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,049

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	88.00%
NYLI VP Newton Technology Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Newton Technology Growth Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.04%	0.04%
Expenses (as a percentage of Assets)		0.79%	1.04%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)	[1]	0.78%	1.03%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027	May 1, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.78% and 1.03%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Newton Technology Growth Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 80	$ 105
Expense Example, with Redemption, 3 Years	251	330
Expense Example, with Redemption, 5 Years	438	573
Expense Example, with Redemption, 10 Years	$ 977	$ 1,270

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%
NYLI VP PineStone International Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP PineStone International Equity Portfolio	Initial Class	Service Class
Management Fees (as a percentage of Assets)	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses (as a percentage of Assets):	0.06%	0.06%
Expenses (as a percentage of Assets)	0.86%	1.11%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP PineStone International Equity Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 88	$ 113
Expense Example, with Redemption, 3 Years	274	353
Expense Example, with Redemption, 5 Years	477	612
Expense Example, with Redemption, 10 Years	$ 1,061	$ 1,352

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
NYLI VP S&P 500 Index Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP S&P 500 Index Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.04%	0.04%
Expenses (as a percentage of Assets)		0.19%	0.44%
Fee Waiver or Reimbursement	[2]	(0.07%)	(0.07%)
Net Expenses (as a percentage of Assets)	[2]	0.12%	0.37%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027	May 1, 2027
[1]	The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.12% and 0.37%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP S&P 500 Index Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 12	$ 38
Expense Example, with Redemption, 3 Years	54	134
Expense Example, with Redemption, 5 Years	100	239
Expense Example, with Redemption, 10 Years	$ 236	$ 548

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	1.00%
NYLI VP Schroders Mid Cap Opportunities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Schroders Mid Cap Opportunities Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.82%	0.82%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.04%	0.04%
Expenses (as a percentage of Assets)		0.86%	1.11%
Fee Waiver or Reimbursement	[2]	(0.03%)	(0.03%)
Net Expenses (as a percentage of Assets)	[2]	0.83%	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027	May 1, 2027
[1]	The management fee is as follows: 0.82% on assets up to $1 billion; 0.77% on assets from $1 billion to $2 billion; and 0.745% on assets over $2 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.83% and 1.08%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Schroders Mid Cap Opportunities Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 85	$ 110
Expense Example, with Redemption, 3 Years	271	350
Expense Example, with Redemption, 5 Years	474	609
Expense Example, with Redemption, 10 Years	$ 1,058	$ 1,349

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	59.00%
NYLI VP Small Cap Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Small Cap Growth Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.81%	0.81%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.05%	0.05%
Expenses (as a percentage of Assets)		0.86%	1.11%
[1]	The management fee is as follows: 0.81% on assets up to $1 billion; and 0.785% on assets over $1 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Small Cap Growth Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 88	$ 113
Expense Example, with Redemption, 3 Years	274	353
Expense Example, with Redemption, 5 Years	477	612
Expense Example, with Redemption, 10 Years	$ 1,061	$ 1,352

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	46.00%
NYLI VP Wellington Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Wellington Growth Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.69%	0.69%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.04%	0.04%
Expenses (as a percentage of Assets)		0.73%	0.98%
[1]	The management fee is as follows: 0.70% on assets up to $500 million; 0.65% on assets from $500 million to $1 billion; 0.625% on assets from $1 billion to $2 billion; and 0.60% on assets over $2 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Wellington Growth Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 75	$ 100
Expense Example, with Redemption, 3 Years	233	312
Expense Example, with Redemption, 5 Years	406	542
Expense Example, with Redemption, 10 Years	$ 906	$ 1,201

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	41.00%
NYLI VP Wellington Small Cap Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Wellington Small Cap Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.04%	0.04%
Acquired Fund Fees and Expenses		0.01%	0.01%
Expenses (as a percentage of Assets)		0.85%	1.10%
Fee Waiver or Reimbursement	[2]	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)	[2]	0.75%	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027	May 1, 2027
[1]	The management fee is as follows: 0.80% on assets up to $1 billion; 0.775% on assets from $1 billion to $2 billion; and 0.75% on assets over $2 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Initial Class shares do not exceed 0.74% of the Portfolio's average daily net assets. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Service Class shares. This agreement will remain in effect until May 1, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Wellington Small Cap Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 77	$ 102
Expense Example, with Redemption, 3 Years	261	340
Expense Example, with Redemption, 5 Years	462	597
Expense Example, with Redemption, 10 Years	$ 1,040	$ 1,331

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	69.00%
NYLI VP Winslow Large Cap Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Winslow Large Cap Growth Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.72%	0.72%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.03%	0.03%
Expenses (as a percentage of Assets)		0.75%	1.00%
[1]	The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Winslow Large Cap Growth Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 77	$ 102
Expense Example, with Redemption, 3 Years	240	318
Expense Example, with Redemption, 5 Years	417	552
Expense Example, with Redemption, 10 Years	$ 930	$ 1,225

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	81.00%
NYLI VP Balanced Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Balanced Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.06%	0.06%
Acquired Fund Fees and Expenses		0.01%	0.01%
Expenses (as a percentage of Assets)		0.72%	0.97%
[1]	The management fee is as follows: 0.65% on assets up to $1 billion; 0.625% on assets from $1 billion to $2 billion; and 0.60% on assets over $2 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Balanced Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 74	$ 99
Expense Example, with Redemption, 3 Years	230	309
Expense Example, with Redemption, 5 Years	401	536
Expense Example, with Redemption, 10 Years	$ 894	$ 1,190

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 180% of the average value of its portfolio.

Portfolio Turnover, Rate	180.00%
NYLI VP Income Builder Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Income Builder Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.64%	0.64%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.06%	0.06%
Expenses (as a percentage of Assets)		0.63%	0.88%
Fee Waiver or Reimbursement	[2]	(0.07%)	(0.07%)
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027	May 1, 2027
[1]	Restated to reflect current management fees. The management fee is as follows: 0.64% on assets up to $500 million; 0.60% on assets from $500 million to $1 billion; 0.575% on assets from $1 billion to $5 billion; and 0.565% on assets over $5 billion.
[2]	New York Life Investment Management LLC has contractually agreed to waive a portion of its management fee for the Portfolio so that the management fee does not exceed 0.57% on assets up to $1 billion; and 0.55% on assets over $1 billion. This agreement will remain in effect until May 1, 2027, thereafter shall renew automatically for one-year terms, and may not be terminated or materially amended without the approval of the Board of Trustees and shareholders of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Income Builder Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 64	$ 90
Expense Example, with Redemption, 3 Years	202	281
Expense Example, with Redemption, 5 Years	351	488
Expense Example, with Redemption, 10 Years	$ 786	$ 1,084

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	48.00%
NYLI VP Income Builder Portfolio | Initial Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect current management fees.
NYLI VP Income Builder Portfolio | Service Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect current management fees.
NYLI VP Janus Henderson Balanced Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Janus Henderson Balanced Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.54%	0.54%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.04%	0.04%
Expenses (as a percentage of Assets)		0.58%	0.83%
[1]	The management fee is as follows: 0.55% on assets up to $1 billion; 0.525% on assets from $1 billion to $2 billion; and 0.515% on assets over $2 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Janus Henderson Balanced Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 59	$ 85
Expense Example, with Redemption, 3 Years	186	265
Expense Example, with Redemption, 5 Years	324	460
Expense Example, with Redemption, 10 Years	$ 726	$ 1,025

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 103% of the average value of its portfolio.

Portfolio Turnover, Rate	103.00%
NYLI VP MacKay Convertible Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP MacKay Convertible Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.04%	0.04%
Expenses (as a percentage of Assets)		0.59%	0.84%
[1]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million to $1 billion; 0.50% on assets from $1 billion to $2 billion; 0.49% on assets from $2 billion to $5 billion; and 0.48% on assets over $5 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP MacKay Convertible Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 60	$ 86
Expense Example, with Redemption, 3 Years	189	268
Expense Example, with Redemption, 5 Years	329	466
Expense Example, with Redemption, 10 Years	$ 738	$ 1,037

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	43.00%
NYLI VP MacKay Convertible Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP MacKay Convertible Portfolio	Service 2 Class
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.94%
[1]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million to $1 billion; 0.50% on assets from $1 billion to $2 billion; 0.49% on assets from $2 billion to $5 billion; and 0.48% on assets over $5 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP MacKay Convertible Portfolio	Service 2 Class USD ($)
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,155

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	43.00%
NYLI VP CBRE Global Infrastructure Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP CBRE Global Infrastructure Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.24%	0.24%
Expenses (as a percentage of Assets)		1.09%	1.34%
Fee Waiver or Reimbursement	[2]	(0.14%)	(0.14%)
Net Expenses (as a percentage of Assets)	[2]	0.95%	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027	May 1, 2027
[1]	The management fee is as follows: 0.85% on assets up to $3 billion; and 0.84% on assets over $3 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.95% and 1.20%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP CBRE Global Infrastructure Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 97	$ 122
Expense Example, with Redemption, 3 Years	333	411
Expense Example, with Redemption, 5 Years	587	721
Expense Example, with Redemption, 10 Years	$ 1,316	$ 1,600

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	73.00%
NYLI VP Hedge Multi-Strategy Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Hedge Multi-Strategy Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.07%	0.07%
Acquired Fund Fees and Expenses		0.31%	0.31%
Expenses (as a percentage of Assets)		1.13%	1.38%
Fee Waiver or Reimbursement	[1]	(0.12%)	(0.12%)
Net Expenses (as a percentage of Assets)	[1]	1.01%	1.26%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027	May 1, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.70% and 0.95%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Hedge Multi-Strategy Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 103	$ 128
Expense Example, with Redemption, 3 Years	347	425
Expense Example, with Redemption, 5 Years	611	744
Expense Example, with Redemption, 10 Years	$ 1,364	$ 1,647

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	75.00%
NYLI VP Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Bond Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.05%	0.05%
Expenses (as a percentage of Assets)		0.55%	0.80%
[1]	The management fee is as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; 0.45% on assets from $1 billion to $3 billion; and 0.44% on assets over $3 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Bond Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 56	$ 82
Expense Example, with Redemption, 3 Years	176	255
Expense Example, with Redemption, 5 Years	307	444
Expense Example, with Redemption, 10 Years	$ 689	$ 990

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 271% of the average value of its portfolio.

Portfolio Turnover, Rate	271.00%
NYLI VP Floating Rate Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Floating Rate Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.04%	0.04%
Expenses (as a percentage of Assets)		0.64%	0.89%
[1]	The management fee is as follows: 0.60% on assets up to $1 billion; 0.575% on assets from $1 billion to $3 billion; and 0.565% on assets over $3 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Floating Rate Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 65	$ 91
Expense Example, with Redemption, 3 Years	205	284
Expense Example, with Redemption, 5 Years	357	493
Expense Example, with Redemption, 10 Years	$ 798	$ 1,096

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%
NYLI VP MacKay High Yield Corporate Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP MacKay High Yield Corporate Bond Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.57%	0.57%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.03%	0.03%
Expenses (as a percentage of Assets)		0.59%	0.84%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027	May 1, 2027
[1]	Restated to reflect current management fees. The management fee is as follows: 0.60% on assets up to $1 billion; 0.55% on assets from $1 billion to $5 billion; 0.525% on assets from $5 billion to $7 billion; 0.50% on assets from $7 billion to $10 billion, 0.49% on assets from $10 billion to $15 billion; and 0.48% on assets over $15 billion.
[2]	New York Life Investment Management LLC has contractually agreed to waive a portion of its management fee for the Portfolio so that the management fee does not exceed 0.57% on assets up to $1 billion. This agreement will remain in effect until May 1, 2027, thereafter shall renew automatically for one-year terms, and may not be terminated or materially amended without the approval of the Board of Trustees and shareholders of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP MacKay High Yield Corporate Bond Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 60	$ 86
Expense Example, with Redemption, 3 Years	189	268
Expense Example, with Redemption, 5 Years	329	466
Expense Example, with Redemption, 10 Years	$ 738	$ 1,037

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%
NYLI VP MacKay High Yield Corporate Bond Portfolio | Initial Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect current management fees.
NYLI VP MacKay High Yield Corporate Bond Portfolio | Service Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect current management fees.
NYLI VP MacKay Strategic Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP MacKay Strategic Bond Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.59%	0.59%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.06%	0.06%
Expenses (as a percentage of Assets)		0.65%	0.90%
[1]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million to $1 billion; 0.50% on assets from $1 billion to $5 billion; and 0.475% on assets over $5 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP MacKay Strategic Bond Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 66	$ 92
Expense Example, with Redemption, 3 Years	208	287
Expense Example, with Redemption, 5 Years	362	498
Expense Example, with Redemption, 10 Years	$ 810	$ 1,108

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	96.00%
NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP MacKay U.S. Infrastructure Bond Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)	[1]	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.07%	0.07%
Expenses (as a percentage of Assets)		0.57%	0.82%
[1]	The management fee is as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; 0.45% on assets from $1 billion to $3 billion; and 0.43% on assets over $3 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP MacKay U.S. Infrastructure Bond Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 58	$ 84
Expense Example, with Redemption, 3 Years	183	262
Expense Example, with Redemption, 5 Years	318	455
Expense Example, with Redemption, 10 Years	$ 714	$ 1,014

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	85.00%
NYLI VP Pimco Real Return Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Pimco Real Return Portfolio		Initial Class	Service Class
Management Fees (as a percentage of Assets)		0.50%	0.50%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Component1 Other Expenses	[1]	0.56%	0.56%
Component3 Other Expenses		0.11%	0.11%
Other Expenses (as a percentage of Assets):		0.67%	0.67%
Expenses (as a percentage of Assets)		1.17%	1.42%
Fee Waiver or Reimbursement	[2]	(0.08%)	(0.08%)
Net Expenses (as a percentage of Assets)	[2]	1.09%	1.34%
Fee Waiver or Reimbursement over Assets, Date of Termination		May 1, 2027	May 1, 2027
[1]	“Interest Expenses” are based on the amount incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as sale buyback transactions. Under amended accounting guidance, certain sale buyback transactions are treated as secured borrowings and the components of the net income from such transactions are now presented in the financial statements as interest income and interest expense. This accounting treatment does not affect the Portfolio’s overall results of operations, net asset value, total return or the amount of expenses paid directly from your investment in the Portfolio. The amount of “Interest Expenses” (if any) will vary based on the Portfolio’s use of such investments.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.53% and 0.78%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Pimco Real Return Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 111	$ 136
Expense Example, with Redemption, 3 Years	364	441
Expense Example, with Redemption, 5 Years	636	769
Expense Example, with Redemption, 10 Years	$ 1,413	$ 1,695

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 139% of the average value of its portfolio.

Portfolio Turnover, Rate	139.00%
NYLI VP U.S. Government Money Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP U.S. Government Money Market Portfolio	Initial Class
Management Fees (as a percentage of Assets)	0.38%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	0.28%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
[1]	The management fee is as follows: 0.40% on assets up to $500 million; 0.35% on assets from $500 million to $1 billion; and 0.30% on assets over $1 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Initial Class shares do not exceed 0.28% of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Portfolio.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP U.S. Government Money Market Portfolio	Initial Class USD ($)
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	221
Expense Example, with Redemption, 10 Years	$ 516

NYLI VP Conservative Allocation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Conservative Allocation Portfolio	Initial Class	Service Class
Management Fees (as a percentage of Assets)	0.00%	0.00%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses (as a percentage of Assets):	0.05%	0.05%
Acquired Fund Fees and Expenses	0.50%	0.50%
Expenses (as a percentage of Assets)	0.55%	0.80%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Conservative Allocation Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 56	$ 82
Expense Example, with Redemption, 3 Years	176	255
Expense Example, with Redemption, 5 Years	307	444
Expense Example, with Redemption, 10 Years	$ 689	$ 990

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
NYLI VP Equity Allocation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Equity Allocation Portfolio	Initial Class	Service Class
Management Fees (as a percentage of Assets)	0.00%	0.00%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses (as a percentage of Assets):	0.04%	0.04%
Acquired Fund Fees and Expenses	0.65%	0.65%
Expenses (as a percentage of Assets)	0.69%	0.94%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Equity Allocation Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 70	$ 96
Expense Example, with Redemption, 3 Years	221	300
Expense Example, with Redemption, 5 Years	384	520
Expense Example, with Redemption, 10 Years	$ 859	$ 1,155

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
NYLI VP Growth Allocation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Growth Allocation Portfolio	Initial Class	Service Class
Management Fees (as a percentage of Assets)	0.00%	0.00%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses (as a percentage of Assets):	0.04%	0.04%
Acquired Fund Fees and Expenses	0.60%	0.60%
Expenses (as a percentage of Assets)	0.64%	0.89%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Growth Allocation Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 65	$ 91
Expense Example, with Redemption, 3 Years	205	284
Expense Example, with Redemption, 5 Years	357	493
Expense Example, with Redemption, 10 Years	$ 798	$ 1,096

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	22.00%
NYLI VP Moderate Allocation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI VP Moderate Allocation Portfolio	Initial Class	Service Class
Management Fees (as a percentage of Assets)	0.00%	0.00%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses (as a percentage of Assets):	0.04%	0.04%
Acquired Fund Fees and Expenses	0.54%	0.54%
Expenses (as a percentage of Assets)	0.58%	0.83%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI VP Moderate Allocation Portfolio - USD ($)	Initial Class	Service Class
Expense Example, with Redemption, 1 Year	$ 59	$ 85
Expense Example, with Redemption, 3 Years	186	265
Expense Example, with Redemption, 5 Years	324	460
Expense Example, with Redemption, 10 Years	$ 726	$ 1,025

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	24.00%